Note 3 - Segment Reporting (Details) - Segment Revenue, Operating Profit, and Assets - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Distribution [Member]
Segment Reporting Information [Line Items]
Revenue	$ 166,136	$ 142,482
Gross profit (loss)	(9,975)	7,094
Assets	2,482,508	2,560,940
Installation [Member]
Segment Reporting Information [Line Items]
Revenue	108,505
Gross profit (loss)	(1,766)
Assets	20,997
Revenue	274,641	142,482	$ 1,288,985	$ 1,124,836
Gross profit (loss)	(11,741)	7,094	97,595	3,224
Assets	$ 2,558,782	$ 2,560,940	$ 2,560,940	$ 3,465,405